Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENTS [Abstract]
Financial instruments, measured at fair value
The following table sets forth the financial instruments, measured at fair value by level within the fair value hierarchy, as of December 31, 2022 (in thousands):

		Fair value measurements at reporting date using
Items	As of December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$541,393	$0	$541,393	$0
Short-term investments	473,624	0	473,624	0
Equity investments with readily determinable fair values	3,208	3,208	0	0
Long-term time deposits	265,802	0	265,802	0
The following table sets forth the financial instruments, measured at fair value by level within the fair value hierarchy, as of December 31, 2023 (in thousands):

		Fair value measurements at reporting date using
Items	As of December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$169,240	$0	$169,240	$0
Short-term investments	597,770	0	597,770	0
Debt investments	22,945	0	0	22,945
Long-term time deposits	388,613	0	388,613	0

Assets measured at fair value on nonrecurring basis
The following table sets forth assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of December 31, 2022 and 2023 (in thousands)

		Fair value measurements at reporting date using
Items	As of December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Purchased video content recorded in prepaid and other assets	$2,263	$0	$0	$2,263
Intangible assets, net	5,394	0	0	5,394
Goodwill	47,415	0	0	47,415

		Fair value measurements at reporting date using
Items	As of December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Purchased video content recorded in prepaid and other assets	$261	$0	$0	$261
Intangible assets, net	2,226	0	0	2,226
Goodwill	47,163	0	0	47,163